LOANS RECEIVABLE AND REVENUE - Loans Receivable by Product and Delinquency (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current loans receivable	$ 505,057	$ 356,633
Delinquent loans receivable	66,474	56,614
Total loans receivable	571,531	413,247
Less: allowance for losses	(73,997)	(64,127)	$ (36,890)
Loans receivable, net	497,534	349,120
Consumer Portfolio Segment | Single-Pay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current loans receivable	80,823	94,528
Delinquent loans receivable	0	0
Total loans receivable	80,823	94,528
Less: allowance for losses	(4,189)	(5,204)	(4,962)
Loans receivable, net	76,634	89,324
Consumer Portfolio Segment | Unsecured Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current loans receivable	141,318	140,991
Delinquent loans receivable	49,085	40,597
Total loans receivable	190,403	181,588
Less: allowance for losses	(37,716)	(39,025)	(16,012)
Loans receivable, net	152,687	142,563
Consumer Portfolio Segment | Secured Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current loans receivable	75,583	73,165
Delinquent loans receivable	17,389	16,017
Total loans receivable	92,972	89,182
Less: allowance for losses	(12,191)	(13,472)	(10,737)
Loans receivable, net	80,781	75,710
Consumer Portfolio Segment | Open-End
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current loans receivable	207,333	47,949
Delinquent loans receivable	0	0
Total loans receivable	207,333	47,949
Less: allowance for losses	(19,901)	(6,426)	$ (5,179)
Loans receivable, net	$ 187,432	$ 41,523